BORROWINGS	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
BORROWINGS	BORROWINGS

In millions	December 31, 2024	December 31, 2023
Senior secured notes	$790.8	$—
Borrowings from related parties	—	4,077.0
Term loans	—	1,863.4
Revolving credit facility	—	291.0
Other borrowings	136.5	90.0
Total borrowings	$927.3	$6,321.4
Less: current portion	136.5	381.0
Non-current portion	$790.8	$5,940.4
The scheduled payments of borrowings, excluding interest, in future financial years are summarized as follows:

In millions	December 31, 2024
2025	$136.5
2026	—
2027	—
2028	—
2029	—
Thereafter	800.0
Total repayments	$936.5
Less: Unamortized debt discount	(6.3)
Less: Unamortized debt issuance costs	(2.9)
Total long-term debt	$927.3
Less: Current portion	136.5
Non-current portion	$790.8
Borrowings from Related Parties
Immediately prior to the completion of the IPO, a portion in the amount of approximately $2.6 billion of Borrowings from related parties (comprised of the Investment Loan and Facility A loan), with a carrying value of $4.08 billion as of December 31, 2023, were equitized (the “Equitization”).
The Investment Loan was an unsecured loan from Amer Sports Holding (Cayman) Limited ("JVCo"). Borrowings thereunder accrued interest at a rate equal to the percentage rate per annum which was the aggregate of the applicable margin of 4.00%, 4.25% or 4.50%, depending on the current leverage ratio, and EURIBOR for any loans in EUR and LIBOR for all other loans, plus 0.25%. Approximately EUR 2.30 billion of this loan was equitized immediately prior to the completion of the Company's IPO and EUR 125.5 million was set off against certain outstanding liabilities of Amer Sports Holding (Cayman) Limited, and all remaining liabilities were repaid in full in connection with the Company's IPO.
The Facility A Loan was an unsecured loan from Amer Sports Holding (Cayman) Limited. Borrowings thereunder accrued interest at a rate equal to the percentage rate per annum which is the aggregate of the applicable margin of 2.00% or 1.75%, depending on the current leverage ratio, and EURIBOR, plus a margin to be determined from time to time. The Facility A Loan was repaid on February 6, 2024.
For the Investment Loan and Facility A Loan, the accrual of interest under both loans was suspended subsequent to December 31, 2022 in anticipation of the IPO and the related Equitization. The suspension of interest as well as the Equitization were accounted for as capital contributions. Refer to Note 18. Shareholders' Equity/(Deficit) for further details on the Equitization.
Senior Facilities Agreement

The net proceeds from the IPO, the net proceeds from the New Senior Secured Credit Facilities, the $800.0 million of new senior secured notes and the additional cash on hand were used to repay (i) all remaining borrowings under the Senior Facilities Agreement with a carrying value of $1.86 billion as of December 31, 2023, which were recorded within non-current borrowings on the consolidated statement of financial position, (ii) the remaining borrowings from Borrowings from related parties after the Equitization as well as (iii) the remaining borrowings from the bilateral facility with Standard Chartered and the old revolving credit facility under the Senior Facilities Agreement with a carrying value in the amount of $90.0 million and $291.0 million, respectively, as of December 31, 2023, which were both recorded within other current borrowings on the consolidated statement of financial position. As a result of the repayment, the Company recorded a loss on the early extinguishment of debt for the year ended December 31, 2024, of $14.3 million.
New Senior Secured Notes
On February 16, 2024, Amer Sports Company (the “Issuer”), our wholly owned subsidiary, entered into an indenture (the “Indenture”) with The Bank of New York Mellon, as trustee, Wilmington Trust (London) Limited, as notes collateral agent, and the guarantors party thereto, pursuant to which the Issuer issued $800.0 million principal amount of 6.75% senior secured notes (the “Notes”). Pursuant to the Indenture, the Notes will mature on February 16, 2031.
New Senior Secured Credit Facilities
On February 16, 2024, the Company entered into a new credit agreement, providing for (i) a new 7-year $500.0 million term loan facility (the “USD Term Loan Facility”), (ii) a new 7-year EUR 700.0 million term loan facility (the “EUR Term Loan Facility”) and together with the USD Term Loan Facility, the “New Term Loan Facilities”) and (iii) a new $710.0 million 5-year revolving credit facility (the “New Revolving Credit Facility”).
The New Senior Secured Credit Facilities are secured by assets of certain group companies. Property, plant and equipment with a carrying amount of $317.5 million, intangible assets with a carrying amount of $320.0 million and inventories with a carrying amount of $952.4 million, as of December 31, 2024, were pledged as security.
On September 30, 2024, the Company prepaid $65.0 million on the USD Term Loan Facility. Simultaneously, the Company repriced its New Term Loan Facilities. There was no gain or loss recorded on the repricing. The Company incurred $2.3 million of transaction costs as a result of the repricing, which have been recorded to foreign currency exchange losses, net & other finance costs in the consolidated statement of income and loss and other comprehensive income and loss for the year ended December 31, 2024.
On November 29, 2024, the Company prepaid an additional $84.6 million on the USD Term Loan Facility, and on December 19, 2024, the Company repaid $349.1 million and EUR 700.0 million ($728 million) in full settlement of the outstanding balances of the USD Term Loan and EUR Term Loan, respectively. A loss on debt extinguishment of $17.5 million and a loss on interest rate derivatives associated with the borrowings of $11.0 million was recorded in the consolidated statement of income and loss and other comprehensive income and loss for the year ended December 31, 2024.
No amounts were borrowed on the New Revolving Credit Facility as of December 31, 2024.

Standard Chartered Bank Facility
Amer Sports European Center AG, our wholly owned subsidiary, has an outstanding credit line with Standard Chartered Bank which allows for up to $90.0 million in short term loans for working capital requirements (“Standard Chartered Bank Facility”), which bears interest at the applicable EURIBOR and/or SOFR and a margin of 1.65%. Borrowings on the Standard Chartered Bank Facility were nil and $90.0 million as of December 31, 2024 and 2023, respectively.
China Facilities
On September 2, 2024, Amer Sports Shanghai Trading Ltd., our wholly owned subsidiary, entered into a CNY 500 million unsecured working capital line of credit with China Merchants Bank Co., Ltd (the “September China Facility”), which bears interest at 3.0%. The line of credit expires in September 2025. As of December 31, 2024, $68.5 million (based on the USD/CNY exchange rate as of December 31, 2024), the full amount of the line of credit under the September China Facility was outstanding and included in Other Borrowings on the consolidated statement of financial position.
On November 19, 2024, Amer Sports Shanghai Trading Ltd., our wholly owned subsidiary, entered into an additional CNY 500 million unsecured working capital line of credit with Bank of China Limited (the “November China Facility”, and together with the September China Facility, the “China Facilities”), which bears interest at the one-year China Loan Prime Rate less 50 basis points, equivalent to 2.6% at the time of withdrawal on November 22, 2024. The line of credit expires in November 2025. As of December 31, 2024, $68.5 million (based on the USD/CNY exchange rate as of December 31, 2024), the full amount of the line of credit under the November China Facility was outstanding and included in Other Borrowings on the consolidated statement of financial position.